Share Option Program	6 Months Ended
Jun. 30, 2019
2010 Share Option Program [Member]
Statement Line Items [Line Items]
Share Option Program

2010 share option program

In the first half of the 2019 financial year, a total of 5,500 options (previous year period: 72,500 options) were converted from the employee share option program. No expenses were incurred in the first half of 2019 (previous year period: EUR 5 thousand).

2015 Share Option Program [Member]
Statement Line Items [Line Items]
Share Option Program

2015 share option program

After the end of the 2010 employee share option program, the company’s Annual General Meeting on August 28, 2015 authorized the Management and Supervisory boards to issue to Management Board members and employees up to 1,814,984 subscription rights to up to EUR 1,814,984 of the company’s ordinary registered shares until August 27, 2020 according to the more detailed specifics of the authorization resolutions.

On May 14, 2018, 333,485 options (sixth tranche) were issued with an exercise price of EUR 6.708 each. A total of 130,500 options were forfeited by employees leaving the company. Due to the blocking period, no options have yet been exercised or forfeited. As a consequence, 116,498 options remain outstanding on June 30, 2019. The expenditure recognized in the reporting period was EUR 164 thousand (previous year: EUR 125 thousand).